Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
VAT receivable	$ 10.5	$ 16.5
Other tax receivables	8.0	4.7
Client rechargeables	5.0	5.3
Other receivables	3.6	4.5
Deferred financing fee	0.5	0.5
Right-of-use lease assets	0.4	0.5
Other Assets, Current	$ 28.0	$ 32.0